DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	As at December 31,
	2020	2019
Current:
Lease liabilities (b)	8,094	7,990
Secured equipment loans (c)	7,536	6,626
Lease related obligations (d)	1,987	1,844
	17,617	16,460
Long-term:
Senior secured notes (a)	313,965	317,728
Lease liabilities (b)	11,829	11,107
Secured equipment loans (c)	12,536	18,746
Lease related obligations (d)	7,457	9,444
	345,787	357,025
Total debt	363,404	373,485

Disclosure of continuity of total debt [Table Text Block]
	As at December 31,
	2020	2019
Total debt as at January 1	373,485	355,481
Lease additions on initial application of IFRS 16	—	5,962
Lease additions	8,131	11,295
Equipment loan net proceeds	—	21,852
Lease related obligations on sale leaseback transaction	—	12,161
Lease liabilities and equipment loans repayments	(14,362)	(18,920)
Unrealized foreign exchange gain	(6,541)	(16,654)
Amortization of deferred financing charges	2,691	2,308
Total debt as at December 31	363,404	373,485